Operating costs - Exceptional operating items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 1,718	$ 493	$ 1,297
Staff costs	2,488	2,314	2,197
Other external charges	3,428	3,002	3,301
Other operating income	(19)	(21)	(40)
Total exceptional operating items (note 3)	(4,335)	(6,001)	(5,547)
Cost of sales	8,072	8,071	8,289
Other operating expenses/(income)	4,176	2,506	3,056
Total exceptional items
Depreciation, amortisation and impairment
Staff costs	84	2	11
Other external charges	342	127	75
Other operating income	(27)	0	(20)
Total exceptional operating items (note 3)	1,369	(56)	766
Cost of sales	75	57	80
Other operating expenses/(income)	1,294	(113)	686
Total exceptional items | Brand, goodwill, investments in associates and other investments impairment charges/(income)
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	796	(231)	613
Total exceptional items | Property, plant and equipment
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 174	$ 46	$ 87